AUDITORS' REMUNERATION (Tables)	12 Months Ended
Jun. 30, 2018
Auditor's remuneration [abstract]
Schedule of auditors' remuneration
	Years Ended June 30,
	2018	2017	2016

- audit and review fees: current year financial reports	252,960	260,645	166,479
- audit and review fees: internal controls	-	20,590	38,297

	252,960	281,235	204,776